ACCOUNTS PAYABLE (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
ACCOUNTS PAYABLE
Accrued payables	CAD 104,816	CAD 167,253
Accounts payable - trade	79,718	72,697
Total accounts payable	CAD 184,534	CAD 239,950